UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Prime Logic Capital, LLC
Address:  135 East 57th Street, 11th Floor
          New York, New York 10022

13F File Number: 28-12827


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Marc Cummins
Title:  Managing Member
Phone:  (212) 607-2576


Signature, Place and Date of Signing:


/s/ Marc Cummins               New York, New York            May 15, 2009
--------------------           ------------------        --------------------
     [Signature]                  [City, State]               [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      12

Form 13F Information Table Value Total: $11,946
                                        (thousands)


List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                      FORM 13F INFORMATION TABLE
                                                            March 31, 2009



COLUMN 1                       COLUMN  2          COLUMN 3     COLUMN 4       COLUMN 5       COLUMN 6    COLUMN 7       COLUMN 8

                                                               VALUE     SHRS OR   SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP        (X$1000)  PRN AMT   PRN CALL  DISCRETION  MNGRS    SOLE  SHARED  NONE

ALTERNATIVE ASSET MGMT ACQU    W EXP 08/01/201    02149U119       15     1,488,559 SH         SOLE              1,488,559
AMBASSADORS INTL INC           COM                023178106      132       365,632 SH         SOLE                365,632
GSC ACQUISITION COMPANY        W EXP 06/25/201    40053G114        2       963,785 SH         SOLE                963,785
HYTHIAM INC                    COM                44919F104      422     1,360,889 SH         SOLE              1,360,889
LIBERTY ACQUISITION HLDGS CO   COM                53015Y107      786        89,501 SH         SOLE                 89,501
LIBERTY ACQUISITION HLDGS CO   W EXP 12/12/201    53015Y115      249       920,870 SH         SOLE                920,870
NATHANS FAMOUS INC NEW         COM                632347100    5,171       413,701 SH         SOLE                413,701
PROSHARES TR                   PSHS ULSHT SP500   74347R883      238         3,000 SH         SOLE                  3,000
PROTECTION ONE INC             COM NEW            743663403    1,962       615,196 SH         SOLE                615,196
VICTORY ACQUISITION CORP       COM                92644D100    2,194       221,614 SH         SOLE                221,614
VICTORY ACQUISITION CORP       W EXP 04/24/201    92644D118      241     1,608,947 SH         SOLE              1,608,947
XCORPOREAL INC                 COM                98400P104      534     1,569,757 SH         SOLE              1,569,757


SK 25276 0001 995147